Condensed Consolidated Statements of Cash Flows (Q1) (Unaudited) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Operating activities
Net income		$ 6,328		$ 20,557
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization		63,307		56,776
Provision for credit losses		2,957		316
Unearned compensation expense		1,788		948
Allowance for equity funds used during construction		74		(5,688)
Loss on risk management assets and liabilities, net		6,509		954
Deferred lease revenue		(2,301)		(1,440)
Deferred income taxes		(2,900)		5,425
Deferred fuel costs		7,626		13,869
Cash surrender value of company-/trust-owned life insurance		10,686		(1,806)
Changes in assets and liabilities
Accounts receivable		13,310		(6,929)
Unbilled revenue		2,773		5,109
Fuel inventory and materials and supplies		(27,928)		(1,939)
Prepayments		(1,638)		14
Accounts payable		(55,131)		(19,999)
Accounts payable - affiliate		0		3,102
Customer deposits		2,731		2,598
Provision for merger commitments		1,018		(732)
Postretirement benefit obligations		1,315		192
Regulatory assets and liabilities, net		(721)		5,173
Other deferred accounts		(4,571)		(540)
Taxes accrued		14,563		5,403
Interest accrued		22,730		28,662
Deferred compensation		(2,743)		152
Other operating		424		(2,048)
Net cash provided by operating activities		60,206		108,129
Investing activities
Additions to property, plant, and equipment		(65,624)		(83,679)
Allowance for equity funds used during construction		(74)		5,688
Payment to acquire business, net of cash acquired		0		(814,969)
Other investing		285		299
Net cash (used in) provided by investing activities		(65,413)		(892,661)
Financing activities
Draws on credit facilities		238,000		108,000
Payments on credit facilities		0		(108,000)
Issuances of long-term debt		0		400,000
Repayment of long-term debt		(11,055)		(10,382)
Payment of financing costs		0		(3,785)
Contributions from member		0		384,900
Other financing		(149)		(134)
Net cash provided by (used in) financing activities		226,796		770,599
Net (decrease) increase in cash, cash equivalents, restricted cash, and restricted cash equivalents		221,589		(13,933)
Cash, cash equivalents, restricted cash, and restricted cash equivalents at beginning of period	[2]	142,595	[1]	140,086
Cash, cash equivalents, restricted cash, and restricted cash equivalents at end of period		364,184	[3]	126,153
Supplementary cash flow information
Interest paid, net of amount capitalized		9,077		5,752
Supplementary non-cash investing and financing activities
Accrued additions to property, plant, and equipment		$ 11,854		$ 56,670

[1]	Includes cash and cash equivalents of $110,175, current restricted cash and cash equivalents of $11,241, and non-current restricted cash and cash equivalents of $18,670.
[2]	Includes cash and cash equivalents of $116,292, current restricted cash and cash equivalents of $11,100, and non-current restricted cash and cash equivalents of $15,203.
[3]	Includes cash and cash equivalents of $350,231, current restricted cash and cash equivalents of $4,054, and non-current restricted cash and cash equivalents of $9,899.